Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Software	$39,348	$30,637
Distribution rights	300,347	300,347
Total intangible assets	339,695	330,984
Less: accumulated amortization	(251,390)	(169,550)
Total intangible assets, net	$88,305	$161,434

Schedule of amortization expense

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending June 30, 2027	$62,190
Twelve months ending June 30, 2028	7,870
Twelve months ending June 30, 2029	7,870
Twelve months ending June 30, 2030	7,478
Twelve months ending June 30, 2031	2,897
Total	$88,305